Commitments - Schedule of the Company has future minimum obligations (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member] | Long Term Purchasing Agreement Relating To Licensing Data Used [Member]
Long-term Purchase Commitment [Line Items]
Long term purchase commitement month of expiry	2031	2031